Investments in Associates and Joint Ventures - Details of Investments in Associates (Detail) ₩ in Millions	12 Months Ended
	Dec. 31, 2021 KRW (₩) Companies shares	Dec. 31, 2020 KRW (₩)
Disclosure of associates [line items]
Ownership (%)		49.00%
Investments in associates	₩ 2,203,274	₩ 1,732,833
Daesung Steel [member]
Disclosure of associates [line items]
Ownership (%)	20.00%
9404-5515 Quebec Inc. [member]
Disclosure of associates [line items]
Ownership (%)	20.00%
Domestic [member]
Disclosure of associates [line items]
Investments in associates	₩ 1,062,910	₩ 844,264
Domestic [member] | EQP POSCO Global No1 Natural Resources Private Equity Fund [member]
Disclosure of associates [line items]
Number of shares | shares	178,691,901,565
Ownership (%)	42.82%	36.34%
Investments in associates	₩ 176,136	₩ 175,939
Domestic [member] | Samcheok Blue Power Co.,Ltd.
Disclosure of associates [line items]
Number of shares | shares	4,507,138
Ownership (%)	34.00%
Investments in associates	₩ 382,887	₩ 145,092
Domestic [member] | SNNC [member]
Disclosure of associates [line items]
Number of shares | shares	18,130,000
Ownership (%)	49.00%	49.00%
Investments in associates	₩ 171,332	₩ 160,332
Domestic [member] | QSONE Co.,Ltd. [member]
Disclosure of associates [line items]
Number of shares | shares	200,000
Ownership (%)	50.00%	50.00%
Investments in associates	₩ 86,058	₩ 86,004
Domestic [member] | Chun-cheon Energy Co., Ltd. [member]
Disclosure of associates [line items]
Number of shares | shares	17,308,143
Ownership (%)	49.10%	49.10%
Investments in associates	₩ 9,571	₩ 23,913
Domestic [member] | Western Inland Highway Co Ltd [member]
Disclosure of associates [line items]
Number of shares | shares	10,988,115
Ownership (%)	20.39%	29.82%
Investments in associates	₩ 53,563	₩ 45,070
Domestic [member] | NEXTRAIN Co., Ltd [member]
Disclosure of associates [line items]
Ownership (%)		21.26%
Investments in associates		₩ 47,364
Domestic [member] | Pocheon-Hwado Highway Corp. (formerly, Metropolitan Outer Ring Expressway co., ltd.) [member]
Disclosure of associates [line items]
Number of shares | shares	5,878,095
Ownership (%)	23.27%	21.27%
Investments in associates	₩ 28,813	₩ 13,721
Domestic [member] | Chungju Enterprise City Development Co., Ltd [member]
Disclosure of associates [line items]
Number of shares | shares	2,008,000
Ownership (%)	29.53%	29.53%
Investments in associates	₩ 19,191	₩ 17,137
Domestic [member] | Daesung Steel [member]
Disclosure of associates [line items]
Number of shares | shares	108,038
Ownership (%)	17.54%	17.54%
Investments in associates	₩ 19,073	₩ 16,990
Domestic [member] | PCC Amberstone Private Equity Fund I [member]
Disclosure of associates [line items]
Number of shares | shares	8,375,982,634
Ownership (%)	8.80%	8.80%
Investments in associates	₩ 9,251	₩ 9,230
Domestic [member] | Other associates [member]
Disclosure of associates [line items]
Number of companies in other associates | Companies	57
Investments in associates	₩ 107,035	103,472
Domestic [member] | Acquisition cost [member] | EQP POSCO Global No1 Natural Resources Private Equity Fund [member]
Disclosure of associates [line items]
Investments in associates	178,787
Domestic [member] | Acquisition cost [member] | Samcheok Blue Power Co.,Ltd.
Disclosure of associates [line items]
Investments in associates	429,904
Domestic [member] | Acquisition cost [member] | SNNC [member]
Disclosure of associates [line items]
Investments in associates	90,650
Domestic [member] | Acquisition cost [member] | QSONE Co.,Ltd. [member]
Disclosure of associates [line items]
Investments in associates	84,395
Domestic [member] | Acquisition cost [member] | Chun-cheon Energy Co., Ltd. [member]
Disclosure of associates [line items]
Investments in associates	86,541
Domestic [member] | Acquisition cost [member] | Western Inland Highway Co Ltd [member]
Disclosure of associates [line items]
Investments in associates	54,941
Domestic [member] | Acquisition cost [member] | Pocheon-Hwado Highway Corp. (formerly, Metropolitan Outer Ring Expressway co., ltd.) [member]
Disclosure of associates [line items]
Investments in associates	29,390
Domestic [member] | Acquisition cost [member] | Chungju Enterprise City Development Co., Ltd [member]
Disclosure of associates [line items]
Investments in associates	10,040
Domestic [member] | Acquisition cost [member] | Daesung Steel [member]
Disclosure of associates [line items]
Investments in associates	14,000
Domestic [member] | Acquisition cost [member] | PCC Amberstone Private Equity Fund I [member]
Disclosure of associates [line items]
Investments in associates	8,258
Foreign [member]
Disclosure of associates [line items]
Investments in associates	₩ 1,140,364	₩ 888,569
Foreign [member] | South-East Asia Gas Pipeline Company Ltd. [member]
Disclosure of associates [line items]
Number of shares | shares	135,219,000
Ownership (%)	25.04%	25.04%
Investments in associates	₩ 238,601	₩ 199,342
Foreign [member] | AES-VCM Mong Duong Power Company Limited [member]
Disclosure of associates [line items]
Ownership (%)	30.00%	30.00%
Investments in associates	₩ 182,639	₩ 158,777
Foreign [member] | 9404-5515 Quebec Inc. [member]
Disclosure of associates [line items]
Number of shares | shares	114,452,000
Ownership (%)	10.40%
Investments in associates	₩ 135,738	₩ 123,296
Foreign [member] | FQM Australia Holdings Pty Ltd [member]
Disclosure of associates [line items]
Number of shares | shares	186,000,030
Ownership (%)	30.00%
Investments in associates	₩ 91,052
Foreign [member] | Eureka Moly LLC [member]
Disclosure of associates [line items]
Ownership (%)	20.00%	20.00%
Investments in associates	₩ 13,633	₩ 43,520
Foreign [member] | AMCI (WA) PTY LTD [member]
Disclosure of associates [line items]
Number of shares | shares	49
Ownership (%)	49.00%	49.00%
Investments in associates	₩ 67,972	₩ 71,732
Foreign [member] | NCR LLC [member]
Disclosure of associates [line items]
Ownership (%)	22.10%	29.40%
Investments in associates	₩ 102,319	₩ 46,608
Foreign [member] | KOREA LNG LTD. [member]
Disclosure of associates [line items]
Number of shares | shares	2,400
Ownership (%)	20.00%	20.00%
Investments in associates	₩ 31,340	₩ 42,229
Foreign [member] | Nickel mining company SAS [member]
Disclosure of associates [line items]
Number of shares | shares	3,234,698
Ownership (%)	49.00%	49.00%
Investments in associates	₩ 48,249	₩ 40,890
Foreign [member] | Zhejiang Huayou Posco Esm Co Ltd [Member]
Disclosure of associates [line items]
Number of shares | shares	134,400,000
Ownership (%)	40.00%
Investments in associates	₩ 22,769	₩ 22,147
Foreign [member] | Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd [member]
Disclosure of associates [line items]
Number of shares | shares	10,200,000
Ownership (%)	34.00%	34.00%
Investments in associates	₩ 19,099	₩ 15,181
Foreign [member] | PT. Wampu Electric Power [member]
Disclosure of associates [line items]
Number of shares | shares	8,708,400
Ownership (%)	20.00%	20.00%
Investments in associates	₩ 15,851	₩ 12,716
Foreign [member] | POSCO SeAH Steel Wire(Nantong) Co., Ltd. [member]
Disclosure of associates [line items]
Number of shares | shares	50
Ownership (%)	25.00%	25.00%
Investments in associates	₩ 9,140	₩ 7,110
Foreign [member] | Other associates [member]
Disclosure of associates [line items]
Number of companies in other associates | Companies	27
Investments in associates	₩ 161,962	₩ 105,021
Foreign [member] | Acquisition cost [member] | South-East Asia Gas Pipeline Company Ltd. [member]
Disclosure of associates [line items]
Investments in associates	132,907
Foreign [member] | Acquisition cost [member] | AES-VCM Mong Duong Power Company Limited [member]
Disclosure of associates [line items]
Investments in associates	164,303
Foreign [member] | Acquisition cost [member] | 9404-5515 Quebec Inc. [member]
Disclosure of associates [line items]
Investments in associates	124,341
Foreign [member] | Acquisition cost [member] | FQM Australia Holdings Pty Ltd [member]
Disclosure of associates [line items]
Investments in associates	109,568
Foreign [member] | Acquisition cost [member] | Eureka Moly LLC [member]
Disclosure of associates [line items]
Investments in associates	240,123
Foreign [member] | Acquisition cost [member] | AMCI (WA) PTY LTD [member]
Disclosure of associates [line items]
Investments in associates	209,664
Foreign [member] | Acquisition cost [member] | NCR LLC [member]
Disclosure of associates [line items]
Investments in associates	98,737
Foreign [member] | Acquisition cost [member] | KOREA LNG LTD. [member]
Disclosure of associates [line items]
Investments in associates	135,205
Foreign [member] | Acquisition cost [member] | Nickel mining company SAS [member]
Disclosure of associates [line items]
Investments in associates	157,585
Foreign [member] | Acquisition cost [member] | Zhejiang Huayou Posco Esm Co Ltd [Member]
Disclosure of associates [line items]
Investments in associates	22,423
Foreign [member] | Acquisition cost [member] | Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd [member]
Disclosure of associates [line items]
Investments in associates	9,517
Foreign [member] | Acquisition cost [member] | PT. Wampu Electric Power [member]
Disclosure of associates [line items]
Investments in associates	10,054
Foreign [member] | Acquisition cost [member] | POSCO SeAH Steel Wire(Nantong) Co., Ltd. [member]
Disclosure of associates [line items]
Investments in associates	₩ 4,723